WARRANTS - Schedule of Warrant Summary (Details) - USD ($)	9 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Warrants outstanding	49,060
Warrants granted	$ 49,060
Warrants exercised, forfeited or expired
Warrants exercisable	10,000